SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE UNDER COMPANY’S OPERATING LEASES (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Leases
2027	$ 486,329	$ 3,812,820
2028	395,027	3,097,014
2029	244,839	1,919,538
Total minimum lease payments	1,126,195	8,829,372
Less: imputed interest	(56,772)	(445,095)
Total lease liabilities	$ 1,069,423	$ 8,384,277	$ 3,978,694